FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
At December 31, 2017 and 2016, the levels in the FV hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the statement of financial position at fair value are categorized as follows:

	December 31, 2017			December 31, 2016
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Investments(1)	$320	$—	$—	$39	$—	$—
Provisionally priced trade receivables	—	—		—	18,997
Total	$320	$—	$—	$39	$18,997	$—

(1)	Investments are included in other current assets.

Disclosure of fair value measurement of liabilities
At December 31, 2017 and 2016, the levels in the FV hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the statement of financial position at fair value are categorized as follows:

	December 31, 2017			December 31, 2016
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Investments(1)	$320	$—	$—	$39	$—	$—
Provisionally priced trade receivables	—	—		—	18,997
Total	$320	$—	$—	$39	$18,997	$—

(1)	Investments are included in other current assets.